Borrowings and financing (Details Narrative)			1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 15, 2022 BRL (R$)	Mar. 18, 2022 BRL (R$)	Jul. 27, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Issuer's net sales and/or service revenue, percentage						25.00%
Amortization paid				R$ 185,100,000
Principal amount				175,000,000.0	R$ 25,700,000
Interest				R$ 10,100,000	1,900,000
Raised debentures	R$ 470,000,000.0		R$ 760,000,000.0
Lease payment period						After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.
Twenty Eighth Issue Debentures Series One [Member]
IfrsStatementLineItems [Line Items]
Raised funds		R$ 1,000,000,000.0				R$ 500,000
Twenty Eight Debentures [Member]
IfrsStatementLineItems [Line Items]
Agreement clause in case of early maturity of debt						R$ 182,000,000
Amortization paid					R$ 27,600,000
U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number						5.2177	5.5805
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate | Number						0.03957	0.04847